S000071281 [Member] Investment Objectives and Goals - BlackRock U.S. Carbon Transition Readiness ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES U.S. CARBON TRANSITION READINESS AWARE ACTIVE ETF Ticker: LCTU Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares U.S. Carbon Transition Readiness Aware Active ETF (formerly known as BlackRock U.S. Carbon Transition Readiness ETF) (the “Fund”) seeks long-term capital appreciation by investing in large- and mid-capitalization U.S. equity securities that may be better positioned to benefit from the transition to a low-carbon economy.